SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
SCHEDULE I - Summary Of Investments - Other Than Investments In Related Parties
SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

	December 31, 2019
Type of Investment	Cost	Fair Value	Amount At Which Shown In The Balance Sheet
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$13,100.7	$13,251.1	$13,251.1
States, municipalities, and political subdivisions	1,686.0	1,713.3	1,713.3
Public utilities	303.8	314.1	314.1
Corporate and other debt securities	6,556.5	6,753.6	6,753.6
Asset-backed securities	10,810.4	10,883.2	10,883.2
Redeemable preferred stocks	185.7	195.0	195.0
Total fixed maturities	32,643.1	33,110.3	33,110.3
Equity securities:
Common stocks:
Public utilities	81.6	172.7	172.7
Banks, trusts, and insurance companies	220.9	664.9	664.9
Industrial, miscellaneous, and all other	823.0	2,468.7	2,468.7
Nonredeemable preferred stocks	971.3	1,038.9	1,038.9
Total equity securities	2,096.8	4,345.2	4,345.2
Short-term investments	$1,798.8	$1,798.8	$1,798.8
Total investments	$36,538.7	$39,254.3	$39,254.3

Progressive did not have any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2019.